STATEMENTS OF OPERATIONS (Parenthetical) - Class B Ordinary Shares [Member] - shares	Mar. 29, 2018	Dec. 01, 2017
Founder shares forfeited by sponsor	750,000
Maximum number of founder shares agreed to forfeit by sponsor		750,000